UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-03287

New Alternatives Fund, Inc.

(Exact name of registrant as specified in charter)

150 Broadhollow Road, Suite 306
Melville, New York 11747

(Address of principal executive offices) (Zip code)

David J. Schoenwald, President
New Alternatives Fund, Inc.
150 Broadhollow Road, Suite 306
Melville, New York 11747

(Name and address of agent for service)

Registrant’s telephone number, including area code: 631-423-7373

Date of fiscal year end: December 31, 2006

Date of reporting period: June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

New Alternatives Fund, Inc. A SOCIALLY RESPONSIBLE MUTUAL FUND EMPHASIZING ALTERNATIVE ENERGY AND THE ENVIRONMENT

SEMI-ANNUAL FINANCIAL REPORT
(Unaudited)

JUNE 30, 2006

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Fund.

THE FUND→	150 Broadhollow Road	Melville, New York 11747	(800) 423-8383	(631) 423-7373
Shareholder’s Services (PFPC)→	101 Sabina Street	Pawtucket, RI 02860	(800) 441-6580	(610) 382-7819

Recycled Paper

NEW ALTERNATIVES FUND, INC.

FINANCIAL HIGHLIGHTS

STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES

For each share of capital stock outstanding*

	(Unaudited) Six Months Ended 6/30 2006	Year End 12/31 2005	Year End 12/31 2004	Year End 12/31 2003	Year End 12/31 2002	Year End 12/31 2001	Year End 12/31 2000	Year End 12/31 1999	Year End 12/31 1998	Year End 12/31 1997	Year End 12/31 1996
Net Asset Value at Beginning of Period	$34.46	$33.48	$29.69	$24.21	$34.71	$41.29	$28.85	$28.54	$32.07	$30.87	$30.51

Investment income	$0.46	$0.55	$0.59	$0.58	$0.62	$0.75	$0.79	$0.66	$0.52	$0.64	$0.73
Expenses	(0.26)	(0.37)	(0.42)	(0.37)	(0.37)	(0.43)	(0.42)	(0.38)	(0.37)	(0.38)	(0.39)

Net investment income	0.20	0.18	0.17	0.21	0.25	0.32	0.37	0.28	0.15	0.26	0.34
Net realized & unrealized gain (loss) on investments	6.30	2.81	3.79	5.48	(10.50)	(5.45)	14.56	2.14	(3.22)	3.16	3.72

Total from investment operations	6.50	2.99	3.96	5.69	(10.25)	(5.13)	14.93	2.42	(3.07)	3.42	4.06
Distributions from net investment income	-	(0.18)	(0.17)	(0.21)	(0.25)	(0.32)	(0.37)	(0.28)	(0.15)	(0.26)	(0.34)
Distributions from net realized gain	-	(1.83)	(0.00)	(0.00)	(0.00)	(1.13)	(2.12)	(1.83)	(0.16)	(1.96)	(3.36)

Total distributions	-	(2.01)	(0.17)	(0.21)	(0.25)	(1.45)	(2.49)	(2.11)	(0.31)	(2.22)	(3.70)
Net change in net asset value	6.50	0.98	3.79	5.48	(10.50)	(6.58)	12.44	0.31	(3.53)	1.20	0.36

Net asset value as of end of the period	$40.96	$34.46	$33.48	$29.69	$24.21	$34.71	$41.29	$28.85	$28.54	$32.07	$30.87

Total return (Sales load not reflected)	13.21%	8.94%	13.34%	23.50%	-29.50%	-12.40%	51.70%	8.50%	-10.00%	11.10%	13.30%
Net assets, end of period (in thousands)	$91,758	$64,765	$52,615	$44,901	$36,723	$49,245	$52,773	$32,555	$33,021	$37,941	$35,549
Ratio of operating expense to net assets**	1.17%	1.28%	1.32%	1.39%	1.32%	1.14%	1.11%	1.13%	1.18%	1.15%	1.21%
Ratio of net investment income to average net assets**	0.91%	0.65%	0.65%	0.82%	0.89%	0.87%	1.01%	0.89%	0.49%	0.79%	1.04%
Portfolio turnover**	51.48%	52.09%	50.05%	32.70%	32.60%	29.30%	59.70%	87.30%	32.40%	53.90%	51.20%
Number of shares outstanding at end of period***	2,239,990	1,879,695	1,565,049	1,512,199	1,516,709	1,368,171	1,211,783	1,058,230	1,156,952	1,111,377	1,038,561

*All adjusted for two for one share split on July 26, 1985 and January 2, 1990
**Annualized (includes state taxes, does not include foreign currency translations)
***Shares immediately prior to dividend - Fund commenced operation on September 3, 1982

The accompanying notes are an integral part of these financial statements.

FUND EXPENSE EXAMPLE (UNAUDITED)

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as sales loads and (2) ongoing costs, including management fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses: The first line of the following table (“Actual”) provides information about the actual account values and actual expenses. You may use the information in this line,together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: The Fund’s Transfer Agent, PFPC Inc. charges an annual IRA maintenance fee of $12 for IRA accounts. That fee is not reflected in the accompanying tables.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do no reflect any transaction costs, such as fees or sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

NEW ALTERNATIVES FUND, INC.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/06	6/30/06	1/1/06 to 6/30/06

Actual	$1,000.00	$1,132.10	$6.19
Hypothetical (assumes 5% return before expenses)	$1,000.00	$1,018.92	$5.86

*	Expenses are equal to the Fund’s annualized expense ratio for the six-month period (1.17%), multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half year, then divided by the days in the year (365) to reflect the half year period.
A revised 12/31/05 Fund Expense Example is available on the Securities and Exchange Commission’s website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information on the operation of the Securities and Exchange Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

New Alternatives Fund, Inc.
Portfolio Holdings Summary
June 30, 2006 (Unaudited)

Sector Diversification	% of Net Assets	Market Value
Alternate Energy (Biomass)	5.16%	$4,737,683
Alternate Energy (Fuel Cell)	0.41	374,942
Alternate Energy (Geothermal)	4.62	4,242,120
Alternate Energy (Solar Cell)	15.84	14,530,182
Alternate Energy (Wind & Hydro Power Producers & Waves)	8.42	7,725,269
Alternate Energy (Wind Turbines/Wind Projects)	11.94	10,961,103
Alternate Energy Related (Batteries for Hybrid Automobiles)	5.13	4,707,700
Energy Conservation	13.69	12,560,521
Natural Gas (Distribution)	6.02	5,520,950
Natural Foods	2.81	2,579,000
Other (Industrial Gases Including Hydrogen)	0.59	540,000
Recycling	0.77	709,884
Water	4.29	3,933,392
Short-Term Investments	19.57	17,956,580
Other Assets in Excess of Liabilities	0.74	679,136

TOTAL	100.00%	$91,758,462

Top Ten Common Stock Portfolio Holdings
As of June 30, 2006 (Unaudited)

Name	% of Net Assets
Acciona	4.65%
Abengoa	4.23
Gamesa Corporation	4.20
Ormat Technologies	4.16
Schneider Electric	3.98
BrookField Asset Management	3.54
Conergy AG	3.27
Vestas Wind Systems	2.98
South Jersey Industries, Inc	2.69
Sharp Corp, Ltd. (ADR)	2.59

Total of Top Ten	36.29%

NEW ALTERNATIVES FUND, INC.
SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

COMMON STOCKS: 79.69%
	Shares	Market Value
Alternate Energy as a Group-51.52%
Alternate Energy (Wind & Hydro Power Producers & Waves)-8.42%
Brookfield Asset Management Inc., Class A (Canada)	80,000	$3,249,600
Canadian Hydro Developers, Inc. (Canada)*	350,000	1,630,249
IDACORP, Inc.	50,000	1,714,500
Ocean Power Technologies, Inc. (United Kingdom)*	10,000	13,687
Renewable Energy Holdings PLC (United Kingdom)*	50,000	34,217
TrustPower Ltd. (New Zealand)	250,000	1,083,016

		7,725,269

Alternate Energy (Fuel Cell)-0.41%
FuelCell Energy, Inc.*	25,000	239,500
ITM Power PLC (United Kingdom)*	30,000	94,882
Medis Technologies Ltd.*	2,000	40,560

		374,942

Alternate Energy (Solar Cell)-15.84%
Conergy AG (Germany)	50,000	3,003,567
Ersol Solar Energy AG (Germany)*	5,000	304,768
Kyocera Corp. (ADR) (Japan)	25,000	1,943,750
MEMC Electronic Materials, Inc.*	25,000	937,500
Phoenix SonnenStrom AG (Germany)*	10,000	297,416
Q-Cells AG (Germany)*	25,000	2,102,114
Renewable Energy Corp. AS (Norway)*	75,000	1,072,703
Sharp Corp. Ltd. (ADR) (Japan)	150,000	2,372,385
Solarworld AG (Germany)	35,000	2,196,031
Suntech Power Holdings Co., Ltd. (ADR) (China)*	3,000	84,750
Wacker Chemie AG (Germany)*	2,000	215,198

		14,530,182

Alternate Energy (Wind Turbines/Wind Projects)-11.94%
Acciona (Spain)	27,500	4,270,558
Gamesa Corporation Techologica (Spain)	180,000	3,857,455
Tower Tech Holdings, Inc.*	60,000	99,000
Vestas Wind Systems (Denmark)	100,000	2,734,090

		10,961,103

Alternate Energy (Biomass)-5.16%
Abengoa (Spain)	160,000	3,880,982
GEA Group AG (Germany)	50,000	856,701

		4,737,683

The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND, INC.
SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

	Shares	Market Value
Alternate Energy (Geothermal)-4.62%
Ormat Technologies, Inc.	100,000	$3,815,000
WFI Industries Ltd. (Canada)	25,000	427,120

		4,242,120

Alternate Energy Related (Batteries/
Components for Hybrid Automobiles)-5.13%
Aisin Seiki Co., Ltd. (Japan)	50,000	1,487,119
Denso Corp. (Japan)	50,000	1,635,831
Matsushita Electric Industrial Co., Ltd. (ADR) (Japan)	75,000	1,584,750

		4,707,700

Water-4.29%
Aqua America, Inc.	15,000	341,850
Badger Meter, Inc.	80,000	2,160,000
Companhia de Saneamento (ADR) (Brazil)	15,000	353,250
Kelda Group PLC (United Kingdom)	50,000	707,918
Pennon Group PLC (United Kingdom)	15,000	370,374

		3,933,392

Energy Conservation-13.69%
Asahi Glass Co., Ltd. (ADR) (Japan)	12,000	1,523,160
Baldor Electric Co.	50,000	1,564,500
Color Kinetics, Inc.*	15,000	283,650
Compagnie de Saint-Gobain (France)	20,000	1,429,539
Cree, Inc.*	25,000	594,000
Itron Inc.*	25,000	1,481,500
Koninklijke Phillips Electronics N.V.	10,000	311,400
Linear Technology Corp.	10,000	334,900
Schneider Electric SA (France)	35,000	3,647,372
Stantec, Inc. (Canada)*	40,000	756,000
Telvent GIT SA (Spain)*	50,000	634,500

		12,560,521

Natural Foods-2.81%
SunOpta, Inc. (Canada)*	100,000	928,000
United Natural Foods, Inc.*	50,000	1,651,000

		2,579,000

Recycling-0.77%
Commercial Metals Co.	10,000	257,000
Kadant, Inc.*	10,000	230,000
Sims Group Ltd. (Australia)	15,000	222,884

		709,884

The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND, INC.
SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

	Shares	Market Value
Natural Gas Distribution-6.02%
Laclede Group, Inc., (The)	30,000	$1,030,800
Northwest Natural Gas Co.	35,000	1,296,050
Piedmont Natural Gas Co., Inc.	30,000	729,000
South Jersey Industries, Inc.	90,000	2,465,100

		5,520,950

Other (Industrial Gases Including Hydrogen)-0.59%
Praxair, Inc.	10,000	540,000

Total Common Stock (Cost $57,851,448)		73,122,746

SHORT-TERM INVESTMENTS-19.57%
CERTIFICATES OF DEPOSIT-0.55%	Par
Socially Concerned Banks	(000’s)
Alternatives Federal Credit Union
Certificate of Deposit maturity 06/30/06 1.00%	$100	100,000
Community Capital Bank
Certificate of Deposit maturity 07/01/06 2.65%	100	100,000
Self-Help Credit Union
Certificate of Deposit maturity 08/10/06 4.41%	100	100,000
South Shore Bank
Certificate of Deposit maturity 07/27/06 4.00%	100	100,000
Chittenden Bank
Certificate of Deposit maturity 12/03/06 2.32%	100	100,000

Total Certificates of Deposit (Cost $500,000)		500,000

The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND, INC.
SCHEDULE OF INVESTMENTS (concluded)
June 30, 2006 (Unaudited)

	Par (000’s)	Market Value

U.S. TREASURY BILLS-19.02%
4.60% due 07/06/06	$3,500	$3,497,764
4.51% due 07/06/06	1,000	999,374
4.56% due 07/13/06	3,000	2,995,440
4.58% due 07/20/06	4,000	3,990,331
4.59% due 07/27/06	1,500	1,495,027
4.55% due 08/03/06	1,500	1,493,744
4.53% due 08/10/06	3,000	2,984,900

Total U. S. Treasury Bills (cost $17,456,580)		17,456,580

Total Short-Term Investments (Cost $17,956,580)		$17,956,580

TOTAL INVESTMENTS (99.26%) (Total Cost $75,808,028)**		$91,079,326

Other Assets in Excess of Liabilities-0.74%		679,136

Net Assets		$91,758,462

*Non-income producing security.
**Aggregate cost for Federal income tax purposes is $75,854,593.

Aggregate unrealized appreciation		$16,248,055
Aggregate unrealized depreciation		(1,023,322)

Net aggregate unrealized appreciation		$15,224,733

The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

ASSETS

Investment securities at fair value (cost: $57,851,448) (Notes 2A and 5)	$73,122,746
U.S. Treasury Bills at cost	17,456,580
Cash, Savings and Certificates of Deposit at cost	500,000
Cash	2,136,020
Receivables:
Capital Stock Subscribed	865,456
Dividends	133,910
Interest	797
Prepaid Insurance & Registration Fees	21,870

Total Assets	94,237,379

LIABILITIES

Payables:
Investment securities purchased	1,798,550
Capital stock reacquired	588,070
Management fees	44,254
Accrued expenses and other liabilities	48,043

Total Liabilities	2,478,917

Net Assets	$91,758,462

ANALYSIS OF NET ASSETS

Net capital paid in shares of capital stock	$72,182,177

Undistributed net investment income	366,203
Accumulated net realized gain on investments	3,960,670
Net unrealized depreciation of translation of other assets and liabilities in foreign currency	(21,886)
Net unrealized gain on investments	15,271,298

Distributable earnings	19,576,285

Net Assets (equivalent to $40.96 per share based on 2,239,989.712 shares of capital stock outstanding)	$91,758,462

The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2006 (Unaudited)

Investment Income:

Dividends (net of foreign withholding taxes of $44,568)	$478,033
Interest	367,255

Total Income	845,288

Expenses:

Management fees (Note 4)	253,943
Administration and accounting fees	70,460
Transfer agent fees	69,955
Postage and printing fees	28,700
Custodian fees	20,996
Audit fees	12,658
Registration fees	8,018
Insurance fees	4,976
Director fees	4,098
Other expenses	3,579

Total Expenses	477,383

Net Investment Income	367,905

Net Realized and Unrealized Gain from Investments:

Realized Gain from Investments (Notes 2B & 6):
Proceeds from sales	16,307,844
Cost of Securities sold	(12,344,747)
Foreign currency transactions gain (loss)	(11,350)

Net Realized Gain	3,951,747

Change in Unrealized Appreciation (Depreciation) of Investments:
End of period	15,271,298
Less: Beginning of period	7,508,312
Foreign currency translations	(21,886)

Net Change in Unrealized Appreciation for the period	7,741,100

Net Realized and Unrealized Gain (Loss) on Investments	11,692,847

Net Increase in Net Assets Resulting from Operations	$12,060,752

The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 2006 (Unaudited)
and the Year Ended December 31, 2005

	2006	2005
Investment Activities:

Net investment income	$367,905	$374,663
Net realized gain from investments and foreign currency translations	3,951,747	4,852,138
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	7,741,100	(357,985)

Net Increase in net assets derived from Operations	12,060,752	4,868,816

Dividends and Distributions to Shareholders:

Dividends from net investment income	-	(321,926)
Distributions from net realized capital gains	-	(3,272,042)

Total Dividends and Distributions to Shareholders	-	(3,593,968)

Capital Share Transactions:

Net increase from capital transactions (Note 3)	14,932,442	10,875,186

Total Increase in Net Assets:	26,993,194	12,150,034

Net Assets:

Beginning of the period	64,765,268	52,615,234

End of the Period*	$91,758,462	$64,765,268

*Includes undistributed net investment income of $366,203 and $(1,702) for the six months ended 06/30/06 and for the year ended 12/31/05, respectively.

The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
For the Six Months Ended June 30, 2006 (Unaudited)

1) ORGANIZATION – The New Alternatives Fund, Inc. (the “Fund”) was incorporated under the laws of the State of New York on January 17, 1978 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Fund commenced operations September 3, 1982. The investment objective of the Fund is to seek long-term capital gains by investing in common stocks that provide a contribution to a clean and sustainable environment.

2) ACCOUNTING POLICIES – The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

A. PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask prices prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are amortized based on their cost.

Non-U.S. equity securities are valued based on their most recent closing market prices on their primary market and are translated from the local currency into U.S. dollars using current exchange rates.

If the market price of a security held by the Fund is unavailable at the time the Fund prices its shares at 4 p.m. eastern time, the Fund will use the “fair value” of such security as determined in good faith by the Advisor under methods established by and under the general supervision of the Fund’s Board of Directors.

B. FOREIGN CURRENCY – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. If foreign currency translations are not available, the foreign exchange rate(s) will be valued at fair market value using procedures approved by the Fund’s Board of Directors.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME – Security transactions are accounted for on the trade date (date order to buy or sell is executed). The cost of investments sold is determined by use of a first in, first out basis for both financial reporting and income tax purposes in determining realized gains and losses on investments.

D. INVESTMENT INCOME AND EXPENSE RECOGNITION – Dividend income is recorded as of the ex-dividend date. Certificates of Deposit interest income is accrued daily. Expenses are accrued on a daily basis.

E. DIVIDENDS AND DISTRIBUTIONS – Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences include the treatment of nontaxable dividends, expiring capital loss carry forwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

F. U.S. TAX STATUS – No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

G. OTHER – In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

3) CAPITAL STOCK – There are 8,000,000 shares of $1.00 par value capital stock authorized. On June 30, 2006, there were 2,239,989.712 shares outstanding. Aggregate paid in capital including reinvestment of dividends was $72,182,177. Transactions in capital stock were as follows:

	For the Six Months Ended 6/30/06		For the Year Ended 12/31/05
	Shares	Amount	Shares	Amount
Capital stock sold	432,021.247	$17,779,624	292,902.649	$10,380,779
Capital stock issued
Reinvestment of dividends	33.856	1,203	88,609.613	3,053,491
Redemptions	(71,760.358)	(2,848,385)	(73,471.956)	(2,559,084)

Net Increase (Decrease)	360,294.745	$14,932,442	308,040.306	$10,875,186

4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES – Pursuant to agreements, Accrued Equities, Inc. serves as investment adviser to the Fund. The Fund pays Accrued Equities, Inc. an annual management fee of 1.00% of the first $10 million of average net assets; 0.75% of the next $20 million; 0.50% of net assets over $30 million and 0.45% of assets over $100 million. If the net annual expenses of the Fund (other than interest, taxes, brokerage commissions, extraordinary expenses) exceed the most restrictive limitation imposed by any state in which the Fund has registered its securities for sale, Accrued Equities, Inc. reduces its management fee by the amount of such excess expenses. The annualized expense ratio for the six months ended June 30, 2006 was 1.17%. The Fund pays no remuneration to its officers, David Schoenwald and Maurice Schoenwald, who are also Directors. They are also officers of Accrued Equities, Inc. which, as of June 30, 2006, was the principal underwriter for the Fund. There is a commission of 4.75% on most new sales. The commission is shared with other brokers who actually sell new shares. Their share of the commission may vary. The Fund paid Accrued Equities, Inc. a total of $121,714 in underwriting fees for the six months ended June 30, 2006. The Fund also paid Accrued Equities, Inc. $143,714 in commissions for the six months ended June 30, 2006. Effective July1, 2006, PFPC Distributors, Inc. became the principal underwriter of the Fund and Accrued Equities, Inc. became the sub-underwriter of the Fund.

5) DIRECTORS FEES – The amount charged for the six months ended June 30, 2006 for Directors compensation was $3,250. Only non-interested Directors are compensated. A non-interested Director is not part of the management of the Fund. Each non-interested Director receives $1,000 of compensation, or $1,500 for members of the Audit Committee, and may also receive payment for travel costs and for physical attendance to additional Directors meetings. There was no additional compensation paid to any Director for board service other than that stated. See note 4 for compensation regarding interested Directors.

6) PURCHASES AND SALES OF SECURITIES – For the six months ended June 30, 2006, the aggregate cost of securities purchased totaled $27,449,329. Net realized gains (loss) were computed on a first in, first out basis. The amount realized on sales of securities for the six months ended June 30, 2006 was $17,166,429.

7) FEDERAL INCOME TAX INFORMATION – At June 30, 2006 the aggregate cost of the securities owned by the Fund for federal tax purposes was $75,808,028.

The tax character of distributions paid during 2005 and 2004 were as follows:

Distribution paid from:	2005	2004
Ordinary Income	$321,926	$258,444
Long-term Capital Gain	3,272,042	-

	$3,593,968	$258,444

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$(1,702)
Undistributed Long-term Capital Gain	8,923
Unrealized Appreciation	7,508,312

During the year ended December 31, 2005, the Fund fully utilized prior year’s capital loss carry forwards.

Other Information
(Unaudited)

PROXY VOTING – The Fund has proxy voting policies which are available, without charge, upon request by calling the Fund at 800-423-8383. Proxy votes of the Fund are available by calling the Fund.

QUARTERLY PORTFOLIO SCHEDULES – The Fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund’s Form N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Securities and Exchange Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHAREHOLDER MEETING INFORMATION – The Annual Meeting of Shareholders of the Fund (the “Meeting”) was held on November 15, 2005 (upon adjournment from an initial meeting date of September 23, 2005) to allow a sufficient amount of votes to be cast to represent a quorum on the proxy proposal to permit the Fund to invest in foreign companies without the existing 35% percentage of assets limitation.

The meeting included the election of directors. The directors elected were:

Maurice L. Schoenwald, David Schoenwald, Sharon Reier, John Breitenbach, Preston Pumphrey, Murray Rosenblith, Susan Hickey* and Jonathon Beard*.

Each matter voted upon at the Meeting:

a)	To elect eight Directors to serve for the ensuing year.

	For	Withhold
Maurice L. Schoenwald	1,103,133	7,940
David J. Schoenwald	1,104,468	6,605
Sharon Reier	1,104,901	6,172
John C. Brietenbach Jr.	1,103,736	7,337
Preston Pumphrey	1,104,336	6,737
Murray Rosenblith	1,102,832	8,241
Susan Hickey	1,103,786	7,287
Jonathan Beard	1,103,360	7,713

b)	To consider and act upon a Proposal to Amend the Investment Restriction of Foreign Securities in the Fund’s Statement of Additional Information (a “fundamental investment policy”) which presently restricts investments to no more than 35% of assets in shares of foreign issuers. The proposed amendment would eliminate the restriction on the percentage of net assets permitted to be invested in foreign companies.
The proposal was approved.

Votes For:	859,142
Against:	37,414
Abstain:	24,613
Broker Non-Vote:	189,904
Total:	1,111,073

c)	To consider and act upon a proposal to ratify the Directors selection of the firm of Joseph A. Don Angelo CPA as Registered Independent Certified Public Accountant of the Fund for its fiscal year ending December 31, 2006.
The selection was ratified.

For:	1,054,919
Against:	2,437
Abstain:	53,717

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    New Alternatives Fund, Inc.

By (Signature and Title)*        /s/ David J. Schoenwald

David J. Schoenwald, Chief Executive Officer
(principal executive officer)

Date         August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ David J. Schoenwald

David J. Schoenwald, Chief Executive Officer
(principal executive officer)

Date         August 23, 2006

By (Signature and Title)*        /s/ David J. Schoenwald

David J. Schoenwald, Chief Financial Officer
(principal financial officer)

Date         August 23, 2006

* Print the name and title of each signing officer under his or her signature.